UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30th, 2012
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Herald Investment Management Limited
         ---------------------
Address: 10-11 Chartetrhouse Square
         ---------------------
London, EC1M 6EE, United Kingdom
         ---------------------

Form 13F File Number:
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew Miller
         ---------------------
Title:   Chief Finance Officer
         ---------------------
Phone:   0207 553 6308
         ---------------------

Signature, Place, and Date of Signing:

/s/ Andrew Miller             London,UK                   08-14-2012
------------------                  ---------------                   ----------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name

28- _______________                         ______________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ----------
Form 13F Information Table Entry Total:        77
                                        ----------
Form 13F Information Table Value Total:    $208,558 (x$1000)
                                        ----------
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number               Name

____     28-________________                _________________________

                           FORM 13F INFORMATION TABLE
                           --------------------------



NAME OF ISSUER                       TITLE OF     CUSIP  VALUE    SHARES/  SH/  PUT/     INVESTMENT    OTHER     VOTING AUTHORITY
--------------                       --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
                                     CLASS              (x$1000   PRN AMT  PRN  CALL     DISCRETION   MANAGERS     SOLE SHARED NONE
                                     --------   ------- ------- --------- ----------     ----------  ---------   ------ -----------
51Job Inc Sp  Rep                    ADR       316827104    911      20000 SH                  SOLE                20000
Abovenet Inc                         COM       00374N107   9240     110000 SH                  SOLE               110000
Actuate Corp                         COM       00508B102  11047    1594100 SH                  SOLE              1594100
Acxiom Corp                          COM       005125109    725      48000 SH                  SOLE                48000
Advent Software Inc                  COM       007974108  13013     480000 SH                  SOLE               480000
Akamai Technologies Inc              COM       00971T101    641      20200 SH                  SOLE                20200
Alliance Fiber Optic Prods I  New    COM       018680306   1685     188474 SH                  SOLE               188474
Altera Corp                          COM       021441100    426      12600 SH                  SOLE                12600
Amdocs Ltd Ord                       COM       G02602103    788      26500 SH                  SOLE                26500
Anadigics Inc                        COM       032515108   1548     860000 SH                  SOLE               860000
Apple Inc                            COM       037833100   2336       4000 SH                  SOLE                 4000
Atmi Inc                             COM       00207R101  12342     600000 SH                  SOLE               600000
Aviat Networks Inc                   COM       05366Y102    587     209800 SH                  SOLE               209800
Cadence Design System Inc            COM       127387108    550      50000 SH                  SOLE                50000
Cavium Inc                           COM       14964U108   2100      75000 SH                  SOLE                75000
Ceragon Networks Ltd Ord             COM       M22013102    477      55700 SH                  SOLE                55700
Ceva Inc                             COM       157210105   5607     318382 SH                  SOLE               318382
Cisco Sys Inc                        COM       17275R102    584      34000 SH                  SOLE                34000
Descartes Sys Group Inc              COM       249906108   4604     550000 SH                  SOLE               550000
E M C Corp Mass                      COM       268648102    402      15700 SH                  SOLE                15700
Emulex Corp  New                     COM       292475209   2160     300000 SH                  SOLE               300000
Epiq Sys Inc                         COM       26882D109   3675     300000 SH                  SOLE               300000
Extreme Networks Inc                 COM       30226D106   4231    1230000 SH                  SOLE              1230000
F5 Networks Inc                      COM       315616102    747       7500 SH                  SOLE                 7500
Falconstor Software Inc              COM       306137100    783     300000 SH                  SOLE               300000
Google Inc Cl A                      COM       38259P508    940       1620 SH                  SOLE                 1620
Integrated Device Technology         COM       458118106   1349     240000 SH                  SOLE               240000
Intel Corp                           COM       458140100   1013      38000 SH                  SOLE                38000
Jabil Circuit Inc                    COM       466313103    407      20000 SH                  SOLE                20000
Keynote Sys Inc                      COM       493308100   4010     270000 SH                  SOLE               270000
Keyw Hldg Corp                       COM       493723100   1004     100000 SH                  SOLE               100000
Lantronix Inc  New                   COM       516548203   1156     566666 SH                  SOLE               566666
Mellanox Technologies Ltd Shs        COM       M51363113  18159     256400 SH                  SOLE               256400
Mentor Graphics Corp                 COM       587200106   3750     250000 SH                  SOLE               250000
Microchip Technology Inc             COM       595017104    490      14800 SH                  SOLE                14800
Micros Sys Inc                       COM       594901100   5120     100000 SH                  SOLE               100000
Microsoft Corp                       COM       594918104    642      21000 SH                  SOLE                21000
Mindspeed Technologies Inc  New      COM       602682205   2189     889800 SH                  SOLE               889800
Mips Technologies Inc                COM       604567107   2668     400000 SH                  SOLE               400000
Mosys Inc                            COM       619718109   1620     500000 SH                  SOLE               500000
Netscout Sys Inc                     COM       64115T104   3239     150000 SH                  SOLE               150000
Nice Sys Ltd Sponsored               ADR       653656108    659      18000 SH                  SOLE                18000
Nq Mobile Inc  Repstg Cl A           ADR       64118U108    205      25000 SH                  SOLE                25000
Parametric Technology Corp  New      COM       699173209    503      24000 SH                  SOLE                24000
Pegasystems Inc                      COM       705573103   6283     190500 SH                  SOLE               190500
Plx Technology Inc                   COM       693417107   3175     500000 SH                  SOLE               500000
Pmc-Sierra Inc                       COM       69344F106    986     160600 SH                  SOLE               160600
Power Integrations Inc               COM       739276103   1306      35000 SH                  SOLE                35000
Qualm Inc                            COM       747525103   1125      20200 SH                  SOLE                20200
Radisys Corp                         COM       750459109    663     105500 SH                  SOLE               105500
Radware Ltd Ord                      COM       M81873107   8041     210000 SH                  SOLE               210000
Retalix Ltd Ord                      COM       M8215W109   2243     113700 SH                  SOLE               113700
Rf Monolithics Inc                   COM       74955F106    356     200000 SH                  SOLE               200000
Saic Inc                             COM       78390X101    199      16450 SH                  SOLE                16450
Silicom Ltd Ord                      COM       M84116108    693      50000 SH                  SOLE                50000
Silicon Image Inc                    COM       82705T102    289      70000 SH                  SOLE                70000
Silicon Motion Technology Co SponsoreADR       82706C108   9877     700000 SH                  SOLE               700000
Skyworks Solutions Inc               COM       83088M102    601      22000 SH                  SOLE                22000
Spansion Inc  Cl A New               COM       84649R200   1331     121200 SH                  SOLE               121200
Splunk Inc  Added                    COM       848637104     28       1000 SH                  SOLE                 1000
Sps M Inc                            COM       78463M107   1519      50000 SH                  SOLE                50000
Standard Microsystems Corp           COM       853626109   3689     100000 SH                  SOLE               100000
Stec Inc                             COM       784774101    780     100000 SH                  SOLE               100000
Supertex Inc                         COM       868532102   2451     130000 SH                  SOLE               130000
Support  Inc                         COM       86858W101   3340    1047100 SH                  SOLE              1047100
Symantec Corp                        COM       871503108    438      30000 SH                  SOLE                30000
Synaptics Inc                        COM       87157D109   2863     100000 SH                  SOLE               100000
Taiwan Semiconductor Mfg Ltd SponsoreADR       874039100    670      48000 SH                  SOLE                48000
Techtarget Inc                       COM       87874R100     61      12200 SH                  SOLE                12200
Tessera Technologies Inc             COM       88164L100   5136     334200 SH                  SOLE               334200
Trunkbow Intl Hldgs Ltd              COM       89818A102     60      50000 SH                  SOLE                50000
Vasco Data Sec Intl Inc              COM       92230Y104   1636     200000 SH                  SOLE               200000
Viasat Inc                           COM       92552V100   3777     100000 SH                  SOLE               100000
Web  Group Inc                       COM       94733A104   4568     250000 SH                  SOLE               250000
Websense Inc                         COM       947684106   9365     500000 SH                  SOLE               500000
Western Digital Corp                 COM       958102105    274       9000 SH                  SOLE                 9000
Xilinx Inc                           COM       983919101    403      12000 SH                  SOLE                12000